Federated Hermes Conservative Microshort Fund
Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—40.2%
		Auto Receivables—30.7%
$ 989,715		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	$ 1,006,992
1,936,118		Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	1,944,104
1,750,000		Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	1,753,552
1,582,904		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	1,594,153
1,000,000		Bank of America Auto Trust 2025-1A, Class A3, 4.350%, 11/20/2029	1,005,265
372,324		BMW Vehicle Lease Trust 2024-2, Class A2A, 4.290%, 1/25/2027	372,511
857,680		Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	864,400
4,000,000		Drive Auto Receivables Trust 2025-2, Class B, 4.140%, 9/15/2032	4,000,104
790,079		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	793,320
903,443		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	907,121
1,563,414		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	1,568,368
3,000,000		Enterprise Fleet Financing LLC 2025-2, Class A2, 4.510%, 2/22/2028	3,014,572
1,090,000		Enterprise Fleet Financing LLC 2025-3, Class A2, 4.500%, 4/20/2028	1,095,075
1,345,000		Ford Credit Auto Lease Trust 2025-A, Class A4, 4.780%, 2/15/2029	1,357,031
2,450,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 4.912% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	2,453,825
3,000,000	[1]	General Motors 2024-1A, Class A2, 4.892% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	3,009,721
2,000,000		GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	2,025,603
2,000,000		GM Financial Consumer Automobile Receivables Trust 2025-3, Class A3, 4.180%, 8/16/2030	2,014,130
2,460,000		Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	2,489,781
1,460,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,478,652
1,250,000		Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	1,264,647
397,341		LAD Auto Receivables Trust 2024-3A, Class A2, 4.640%, 11/15/2027	397,521
1,000,000		Navistar Financial Dealer Note 2025-1 B, Class B, 4.420%, 9/25/2030	998,594
2,825,000		Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	2,842,295
3,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 5.042% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	3,017,087
2,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-2A, Class A1, 5.022% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	2,011,066
3,000,000	[1]	NextGear Floorplan Master Owner Trust 2025-2A, Class A1, 4.822% (30-DAY AVERAGE SOFR +0.680%), 10/15/2030	3,000,959
3,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 4.812% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	3,000,506
2,800,000		PenFed Auto Receivables Owner Trust 2025-A, Class A3, 4.030%, 7/15/2030	2,806,229
1,250,000		Porsche Innovative Lease Owner Trust 2024-1A, Class A3, 4.670%, 11/22/2027	1,254,909
209,586		Porsche Innovative Lease Owner Trust 2024-2A, Class A2A, 4.470%, 12/21/2026	209,708
1,644,299		Santander Drive Auto Receivables Trust 2024-4, Class A3, 4.850%, 1/16/2029	1,648,147
2,610,000		Santander Drive Auto Receivables Trust 2025-1, Class B, 4.880%, 3/17/2031	2,630,860
1,250,000		SBNA Auto Lease Trust 2024-B, Class A4, 5.550%, 12/20/2028	1,266,134
1,000,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	1,007,940
1,298,483		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	1,309,621
2,304,808		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	2,338,011
1,188,755		Securitized Term Auto Receivables Trust 2025-B, Class C, 5.121%, 12/29/2032	1,196,946
1,188,755		Securitized Term Auto Receivables Trust 2025-B, Class D, 5.463%, 12/29/2032	1,196,901
1,563,763		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class A2, 4.630%, 7/20/2027	1,569,385
2,252,349		The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	2,262,669
2,250,000		Toyota Lease Owner Trust 2025-A, Class A4, 4.810%, 6/20/2029	2,279,465
2,642,245		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	2,649,400
3,000,000	[1]	Wheels Fleet Lease Funding LLC 2025-1A, Class A2, 4.986% (CME Term SOFR 1 Month +0.670%), 1/18/2040	2,999,539
1,730,000		Wheels Fleet Lease Funding LLC 2025-3A, Class A1, 4.080%, 9/18/2040	1,730,443

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,000,000		World OMNI Select Auto Trust 2025-A, Class A2A, 4.140%, 5/15/2030	$ 2,001,131
		TOTAL	83,638,393
		Credit Card—1.8%
1,500,000		Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	1,514,739
2,000,000		Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	2,003,430
1,500,000		Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	1,502,790
		TOTAL	5,020,959
		Equipment Lease—4.3%
1,371,058		Daimler Trucks Retail Trust 2024-1, Class A3, 5.490%, 12/15/2027	1,380,229
680,000		Dell Equipment Finance Trust 2025-2, Class A3, 4.120%, 3/24/2031	681,918
420,766		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	422,950
1,203,408		DLLMT LLC 2024-1A, Class A2, 5.080%, 2/22/2027	1,206,063
578,058		Great America Leasing Receivables 2024-2, Class A2, 5.280%, 3/15/2027	580,623
2,530,000		HPEFS Equipment Trust 2024-2A, Class B, 5.350%, 10/20/2031	2,560,288
500,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	508,073
1,000,000		HPEFS Equipment Trust 2025-1A, Class B, 4.510%, 9/20/2032	1,008,489
2,500,000		M&T Equipment Notes 2025-1A, Class A2, 4.700%, 12/16/2027	2,517,838
98,285		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	98,344
844,470		MMAF Equipment Finance LLC 2025-A, Class A2, 4.640%, 10/13/2028	849,456
		TOTAL	11,814,271
		Other—3.4%
3,000,000	[1]	PFS Financing Corp. 2024-E, Class A, 4.992% (30-DAY AVERAGE SOFR +0.850%), 7/15/2028	3,014,121
2,500,000	[1]	PFS Financing Corp. 2025-C, Class A, 5.092% (30-DAY AVERAGE SOFR +0.950%), 4/16/2029	2,506,240
2,000,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	2,010,895
800,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	810,512
1,000,000		Verizon Master Trust 2025-9, Class C, 4.410%, 10/21/2030	1,004,146
		TOTAL	9,345,914
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $109,250,542)	109,819,537
		CORPORATE BONDS—29.5%
		Banking—12.1%
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.610% (SOFR +0.470%), 12/16/2026	2,002,982
2,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.809% (SOFR +0.720%), 1/13/2028	2,003,536
2,310,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.756% (SOFR +0.708%), 8/6/2026	2,316,388
1,175,000	[1]	Fifth Third Bank, Inc., Sr. Unsecd. Note, 4.876% (SOFR +0.810%), 1/28/2028	1,177,148
3,000,000	[1]	Goldman Sachs Bank USA, Sr. Unsecd. Note, 4.812% (SOFR +0.750%), 5/21/2027	3,005,775
3,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 4.774% (SOFR +0.685%), 10/15/2027	3,006,797
3,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.846% (SOFR +0.800%), 11/6/2028	3,001,180
3,000,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 4.589% (SOFR +0.500%), 1/15/2027	3,001,110
3,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series 1, 4.752% (SOFR +0.700%), 11/3/2028	3,004,050
570,000	[1]	State Street Corp., Sr. Unsecd. Note, 5.020% (SOFR +0.950%), 4/24/2028	573,651
2,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.747% (SOFR +0.620%), 12/17/2026	2,006,926
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 4.840% (SOFR +0.770%), 7/24/2028	3,002,106
3,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, 4.966% (SOFR +0.910%), 5/15/2028	3,012,865
1,955,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 4.850% (SOFR +0.780%), 1/24/2028	1,959,596
		TOTAL	33,074,110
		Consumer Products—0.6%
1,665,000	[1]	Philip Morris International, Inc., Sr. Unsecd. Note, 4.718% (SOFR +0.660%), 10/27/2028	1,667,079
		Electric Power—1.5%
3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.685%, 9/1/2027	3,032,557

Principal Amount			Value
		CORPORATE BONDS—continued
		Electric Power—continued
$ 965,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.853% (SOFR +0.800%), 2/4/2028	$ 971,866
		TOTAL	4,004,423
		Finance - Automotive—8.8%
2,905,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.550%, 7/9/2027	2,933,483
3,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 5.310% (SOFR +0.900%), 9/1/2028	3,009,103
2,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.929% (SOFR +0.840%), 1/13/2028	2,501,383
3,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.496% (SOFR +1.450%), 11/5/2026	3,007,322
3,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.139% (SOFR +1.050%), 7/15/2027	3,003,583
2,070,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.905% (SOFR +0.850%), 11/15/2027	2,084,155
1,500,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.194% (SOFR +2.050%), 9/13/2027	1,495,184
3,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 4.768% (SOFR +0.650%), 3/19/2027	3,010,180
3,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 4.945% (SOFR +0.830%), 3/20/2026	3,004,009
		TOTAL	24,048,402
		Health Care—0.6%
1,615,000	[1]	HCA, Inc., Sr. Unsecd. Note, 5.066% (SOFR +0.870%), 3/1/2028	1,624,269
		Insurance—3.4%
3,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.350%, 6/24/2026	3,022,074
885,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.747% (SOFR +0.700%), 11/8/2027	889,766
2,310,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 4.851% (SOFR +0.700%), 6/11/2027	2,320,877
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 4.948% (SOFR +0.880%), 4/25/2028	3,021,090
		TOTAL	9,253,807
		Mining—1.1%
3,000,000	[1]	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.853% (SOFR+0.750%), 10/1/2026	3,003,368
		Pharmaceuticals and Health Care—0.3%
790,000	[1]	Pfizer, Inc., Sr. Unsecd. Note, 4.559% (SOFR +0.500%), 11/15/2027	792,179
		Software—1.1%
3,000,000		Synopsys, Inc., Sr. Unsecd. Note, 4.550%, 4/1/2027	3,021,432
		TOTAL CORPORATE BONDS (IDENTIFIED COST $80,220,499)	80,489,069
	[2]	COMMERCIAL PAPER—3.7%
		Utility - Natural Gas—3.7%
10,000,000		Energy Transfer LP, 4.051%, 12/1/2025 (IDENTIFIED COST $10,000,000)	9,996,621
		OTHER REPURCHASE AGREEMENTS—19.5%
13,298,000		BNP Paribas S.A., 4.09%, dated 11/28/2025, interest in a $2,250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,250,766,875 on 12/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, treasury notes and U.S. Government Agency securities with a market value of $2,295,782,229 have been received as collateral and held with BNY Mellon as tri-party agent.	13,298,000
13,298,000		ING Financial Markets LLC, 4.13%, dated 11/28/2025, interest in a $100,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $100,034,417 on 12/1/2025, in which corporate bonds with a market value of $102,035,914 have been received as collateral and held with BNY Mellon as tri-party agent.	13,298,000
13,298,000		Societe Generale, Paris, 4.15%, dated 11/28/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,207,500 on 12/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $612,211,659 have been received as collateral and held with BNY Mellon as tri-party agent.	13,298,000
13,298,000		Standard Chartered Bank, 4.10%, dated 11/28/2025, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,051,250 on 12/1/2025, in which U.S. Government Agency and U.S. Treasury securities with a market value of $153,052,291 have been received as collateral and held with BNY Mellon as tri-party agent.	13,298,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $53,192,000)	53,192,000

Principal Amount		Value
	REPURCHASE AGREEMENT—6.9%
$18,751,000
Interest in $800,000,000 joint repurchase agreement 4.09%, dated 11/28/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $800,272,667 on 12/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 9/1/2055 and the market value of those underlying securities was $816,278,124.
(IDENTIFIED COST $18,751,000)
		$ 18,751,000
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $271,414,041)	272,248,227
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	564,733
	NET ASSETS—100%	$272,812,960

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At November 30, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate